Intangible Assets, Net (Details Textual) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Intangible Asset, Net (Textual)
Amortization expenses	$ 18,421	$ 19,932	$ 20,004